PATENTS, NET	3 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
PATENTS, NET

9. PATENTS, NET

Patents consist of the following:

	March 31, 2025	December 31, 2024

Patents	$274,700	$274,700
Total patents	274,700	274,700
Less: accumulated amortization	(1,401)	(1,099)

TOTAL PATENTS	$273,299	$273,601

As of March 31, 2025, five (5) of the Company’s sixty-two (62) patents were approved and began being amortized over twenty years. As of March 31, 2024, three (3) of the Company’s forty-six (46) patents were approved by the countries in which the patent applications were filed. Amortization expense was $302 and $159 for the three months ended March 31, 2025 and 2024, respectively.

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)